Financial Instruments and Fair Value Disclosures (Details) - Revenue Benchmark - Customer Concentration Risk [Member]	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Charterers [Member]
Concentration Risk [Line Items]
Percentage of time charter revenues	10.00%	10.00%
A
Concentration Risk [Line Items]
Percentage of time charter revenues	32.00%	35.00%
B
Concentration Risk [Line Items]
Percentage of time charter revenues	25.00%	32.00%
C
Concentration Risk [Line Items]
Percentage of time charter revenues	22.00%	26.00%